DEPOSITS BY CUSTOMERS - Summary of Deposits (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
DEPOSITS BY CUSTOMERS
Saving accounts	$ 106,398,922	$ 86,147,655
Term deposits	59,492,839	61,083,519
Checking accounts	40,567,168	31,894,229
Other deposits	3,931,919	1,695,390
Total	210,390,848	$ 180,820,793
Nequi
DEPOSITS BY CUSTOMERS
Total	$ 1,408,869